Note 20 - Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2013
Disclosure Text Block Supplement [Abstract]
Fair Value, by Balance Sheet Grouping [Table Text Block]
	December 31
	2013		2012
	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Assets
Cash and cash equivalents	$42,293	$42,293	$27,898	$27,898
Restricted cash	173	173	177	177
Short-term investments	33,606	33,606	69,427	69,427
Long-term investments in available-for-sale securities	1,284	1,284	943	943
Restricted assets	-	-	10,000	10,000